Discontinued operations (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Additions to property, plant and equipment		$ 1,219
Additions to right-of-use assets		247
Discontinued operations [member]
Statement [line items]
Additions to property, plant and equipment	$ 245	289
Additions to right-of-use assets	66	32
Additions to intangible assets and goodwill	$ 221	$ 163